Shareholder Fees - ClassACS - DWS Money Market Prime Series	Dec. 01, 2020 USD ($)
DWS Cash Investment Trust Class A
Shareholder Fees:
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
DWS Cash Investment Trust Class C
Shareholder Fees:
Maximum deferred sales charge (load), as % of redemption proceeds	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
DWS Cash Investment Trust Class S
Shareholder Fees:
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20